Financial instruments disclosures (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Carrying amounts and fair values
The carrying amounts and fair values of all of the Group’s financial instruments which are not carried at an amount which approximates their fair value at 30 June 2020 and 31 December 2019 are shown in the following table. The fair values of the Group's cash and loans to equity accounted units approximate their carrying values as a result of their short maturity or because they carry floating rates of interest.

	30 June 2020		31 December 2019
	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Current borrowings and bank overdrafts	(313)	(313)	(720)	(720)
Non-current borrowings	(12,291)	(14,413)	(12,086)	(13,958)
Total	(12,604)	(14,726)	(12,806)	(14,678)

Disclosure of detailed information about hedges
The effective interest rate of our borrowings, impacted by swaps, are summarised below. All nominal values are fully hedged unless otherwise stated:

Borrowings in a hedge relationship	Nominal value	Weighted average interest rate after swaps	Swap maturity	Carrying Value at 30 June 2020	Carrying Value at 31 December 2019
	US$m		Year	US$m	US$m
Rio Tinto Finance plc Euro Bonds 2.0% due 2020(a)	526	3 month LIBOR +1.35%	2020	—	455
Rio Tinto Finance plc Euro Bonds 2.875% due 2024	546	3 month LIBOR +1.64%	2024	510	508
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025	1,200	3 month LIBOR +1.39%	2025	1,313	1,229
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028	750	3 month LIBOR +3.27%	2028	1,033	958
Alcan Inc. Debentures 7.25% due 2028	100	3 month LIBOR +5.43%	2024	109	104
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029	807	3 month LIBOR +2.65%	2024	655	647
Alcan Inc. US$400m Debentures 7.25% due 2031(b)	400	3 month LIBOR +5.72%	2025	442	—
Alcan Inc. US$750m Global Notes 6.125% due 2033(b)	750	3 month LIBOR +5.67%	2025	747	—
Alcan Inc. US$300m Global Notes 5.75% due 2035(b)	300	3 month LIBOR +5.18%	2025	293	—
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040	1,150	3 month LIBOR +3.79%	2022	1,179	1,137
Rio Tinto Finance (USA) plc Bonds 4.75% 2042	500	3 month LIBOR +3.42%	2023	506	483
Rio Tinto Finance (USA) plc Bonds 4.125% 2042	750	3 month LIBOR +2.83%	2023	750	716

(a)On 11 May 2020 we repaid, in full, the nominal amount of the Rio Tinto Finance plc Euro Bonds 2% due 2020

(b)In 2020 we entered into new swaps to convert the interest payable in relation to these bonds from fixed to floating rates.

Summary of fair value of financial instruments
The table below shows the financial instruments carried at fair value by valuation method in accordance with IFRS 9 at 30 June 2020:

	Total US$m	Level 1(a)(i) US$m	Level 2(b)(i) US$m	Level 3(c)(i) US$m	Held at amortised cost US$m
Assets
Cash and cash equivalents(d)	6,269	4,338	—	—	1,931
Investments in equity shares and funds	51	20	—	31	—
Other investments, including loans(e)	2,819	2,544	—	198	77
Trade and other receivables(f)	2,314	7	892	—	1,415
	11,453	6,909	892	229	3,423
Derivatives (net)
Forward contracts: designated as hedges(g)	207	—	4	203	—
Forward contracts and option contracts, not designated as hedges(g)	152	3	16	133	—
Derivatives related to net debt(h)	163	—	163	—	—

Liabilities
Trade and other financial payables	(5,019)	—	(29)	—	(4,990)
Total	6,956	6,912	1,046	565	(1,567)
The table below shows the financial instruments carried at fair value by valuation method in accordance with IFRS 9 at 31 December 2019:

	Total US$m	Level 1(a)(i) US$m	Level 2(b)(i) US$m	Level 3(c)(i) US$m	Held at amortised cost US$m
Assets
Cash and cash equivalents(d)	8,027	5,320	—	—	2,707
Investments in equity shares and funds	61	26	—	35	—
Other investments, including loans and pooled funds(e)	2,839	2,607	—	211	21
Trade and other financial receivables(f)	2,938	15	1,122	—	1,801
	13,865	7,968	1,122	246	4,529
Derivatives (net)
Forward contracts and option contracts: designated as hedges(g)	42	—	—	42	—
Forward contracts and option contracts, not designated as hedges(g)	120	—	25	95	—
Derivatives related to net debt(h)	(147)	—	(147)	—	—
Liabilities
Trade and other financial payables	(5,398)	—	(57)	—	(5,341)
Total	8,482	7,968	943	383	(812)

(a)Valuation is based on unadjusted quoted prices in active markets for identical financial instruments.
(b)Valuation is based on inputs that are observable for the financial instruments; which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.
(c)Valuation is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs).
(d)Cash and cash equivalents include money market funds which are treated as fair value through profit or loss (‘FVPL’) under IFRS 9 with the fair value movements going into finance income.
(e)Other investments, including loans and pooled funds, comprise: cash deposits in rehabilitation funds, government bonds, managed investment funds and royalties. The royalties receivable are valued based on expected mine production as well as forward commodity prices.
(f)Trade receivables include provisionally priced invoices. The related Revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price are recorded separately within Other revenue. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 30 June 2020, US$780 million (31 December 2019: US$1,040 million) of provisionally priced receivables were recognised.
(g)Level 3 derivatives mainly consist of derivatives embedded in electricity purchase contracts linked to the LME with terms expiring between 2025 and 2029 (31 December 2019: 2025 and 2030). The embedded derivatives are measured using discounted cash flows and option model valuation techniques.
Financial instruments disclosures (continued)
(h)Interest rate and currency interest rate swaps are valued using applicable market quoted swap yield curves adjusted for relevant basis and credit default spreads. Currency interest rate swap valuations also use market quoted foreign exchange rates. A discounted cash flow approach is used to derive fair value from these inputs applied to the underlying cash flows.
(i)There were no material transfers between Level 1 and Level 2 or between Level 2 and Level 3 for the six months to 30 June 2020 or the year to 31 December 2019.
Summary of changes in the fair value of Level 3 financial assets and financial liabilities
The table below shows the summary of changes in the fair value of the Group's Level 3 financial assets and financial liabilities for the six months to 30 June 2020.

30 June 2020
Level 3 Financial assets and liabilities	US$m
Opening balance	383
Currency translation adjustments	(12)
Total realised losses included in:
– net operating costs	(17)
Total unrealised gains included in:
– net operating costs	48
Total unrealised gains transferred into other comprehensive income	175
Disposals/maturity of financial instruments	(12)
Closing balance	565
Total gains included in the income statement for assets and liabilities held at period end	31